STATEMENT OF CASH FLOWS	12 Months Ended
Dec. 31, 2012
Supplemental Cash Flow Elements [Abstract]
STATEMENT OF CASH FLOWS	NOTE 4 – STATEMENT OF CASH FLOWS For the year ended December 31, 2012, there are no supplemental non-cash investing and financing activities disclosures.